Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended
	Jul. 26, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222704
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,120	$ 9,990	$ 9,680	$ 9,201	$ 8,865	$ 8,977	$ 8,988	$ 9,136	$ 9,441	$ 9,525	$ 10,097	$ 10,323	$ 10,807	$ 11,066	$ 11,113	$ 11,202	$ 11,768	$ 12,157	$ 12,619	$ 12,952
C000222705
Account Value [Line Items]
Accumulated Value	500,000	506,500	500,000	485,404	460,930	444,614	450,223	450,963	458,874	473,643	478,390	507,755	519,098	543,406	556,910	559,028	564,049	592,503	612,030	635,568	652,901
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,011	9,951	9,603	9,040	8,858	8,673	8,670	8,847	8,753	8,776	8,958	8,962	9,391	9,379	9,479	9,451	9,686	9,914	10,072	9,936
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	500,558	497,555	480,173	452,013	442,914	433,671	433,491	442,327	437,629	438,788	447,914	448,102	469,562	468,955	473,930	472,563	484,288	495,691	503,600	496,821
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value	10,000	10,111	10,028	9,770	9,312	9,045	9,126	9,173	9,337	9,544	9,619	10,093	10,270	10,763	10,907	10,983	11,099	11,610	11,980	12,371	12,632
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 505,546	$ 501,400	$ 488,509	$ 465,614	$ 452,257	$ 456,294	$ 458,656	$ 466,861	$ 477,181	$ 480,949	$ 504,673	$ 513,520	$ 538,145	$ 545,336	$ 549,140	$ 554,954	$ 580,519	$ 599,010	$ 618,526	$ 631,619